Personnel expenses - Remuneration and other benefits (Details) SEK in Thousands	12 Months Ended
	Dec. 31, 2017 SEK employee item	Dec. 31, 2016 SEK	Dec. 31, 2015 SEK
Personnel expenses
Fee, includes committee fee	SEK (2,168)	SEK (1,889)	SEK (1,821)
Fixed remuneration	(24,319)	(21,995)	(20,528)
Other benefits	(637)	(443)	(459)
Pension fee	(7,075)	(6,267)	(5,890)
Total	SEK (34,199)	(30,594)	(28,698)
Severance pay period limit	18 months
Number of systems for variable remuneration | item	1
Number of months salary considered for employee incentive scheme	2 months
Variable remuneration maximum percentage on fixed remuneration	16.67%
Trail period for employee incentive scheme	3 years
Number of levels of testing individual variable remuneration | item	3
Number of months salary maximum based on department's quantitative targets	2 months
Individual variable remuneration test out come lower limit	0
Individual variable remuneration test out come upper limit at the department level	1.5
Number of months salary maximum outcome for individual variable remuneration	3 months
Disbursement percentage under employee incentive scheme year one	40.00%
Disbursement percentage under employee incentive scheme subsequent years	20.00%
Disbursement under employee incentive scheme number of subsequent years	3 years
Number of employees receives remuneration greater than one million Euro per fiscal year | employee	0
Notice period of CEO	6 months
Maximum
Personnel expenses
Severance pay period limit	18 months
Notice period of CEO	6 months
Minimum
Personnel expenses
Severance pay period limit	12 months
Notice period of CEO	3 months
Lars Linder Aronson
Personnel expenses
Fee, includes committee fee	SEK (745)	(669)	(614)
Total	(745)	(669)	(614)
Cecilia Ardstrom
Personnel expenses
Fee, includes committee fee	(344)	(216)	(218)
Total	(344)	(216)	(218)
Jan Belfrage, resigned March 22, 2017
Personnel expenses
Fee, includes committee fee	(72)	(225)	(217)
Total	(72)	(225)	(217)
Reinhold Geijer, from March 22, 2017
Personnel expenses
Fee, includes committee fee	(213)
Total	(213)
Hans Larsson, from March 22, 2017
Personnel expenses
Fee, includes committee fee	(212)
Total	(212)
Susanne Lithander
Personnel expenses
Fee, includes committee fee	(263)	(240)	(209)
Total	(263)	(240)	(209)
Ulla Nilsson
Personnel expenses
Fee, includes committee fee	(273)	(244)	(236)
Total	(273)	(244)	(236)
Jan Roxendal, Board of Directors, resigned April 26, 2016
Personnel expenses
Fee, includes committee fee		(109)	(327)
Total		(109)	(327)
Magnus Uggla, from April 26, 2016; resigned March 22, 2017
Personnel expenses
Fee, includes committee fee	(46)	(186)
Total	(46)	(186)
Catrin Fransson, Chief Executive Officer (CEO)
Personnel expenses
Fixed remuneration	(4,638)	(4,487)	(4,379)
Other benefits	(97)	(86)	(75)
Pension fee	(1,372)	(1,332)	(1,295)
Total	SEK (6,107)	(5,905)	(5,749)
Retirement age	65 years
Percentage of pension fee on fixed salary	30.00%
Per Akerlind, Head of Treasury and Capital Management and Executive Vice President
Personnel expenses
Fixed remuneration	SEK (3,278)	(3,207)	(3,134)
Other benefits	(92)	(86)	(86)
Pension fee	(1,159)	(1,112)	(1,103)
Total	(4,529)	(4,405)	(4,323)
Karl Johan Bernerfalk, General Counsel
Personnel expenses
Fixed remuneration	(1,372)	(1,281)	(1,281)
Other benefits	(18)	(11)	(10)
Pension fee	(447)	(405)	(412)
Total	(1,837)	(1,697)	(1,703)
Stefan Friberg, Chief Risk Officer (CRO)
Personnel expenses
Fixed remuneration	(2,908)	(2,769)	(1,688)
Other benefits	(19)	(12)	(8)
Pension fee	(465)	(467)	(282)
Total	(3,392)	(3,248)	(1,978)
Teresa Hamilton Burman, Chief Credit Officer (CCO)
Personnel expenses
Fixed remuneration	(2,252)	(2,253)	(910)
Other benefits	(11)	(12)	(5)
Pension fee	(485)	(460)	(186)
Total	(2,748)	(2,725)	(1,101)
Johan Henningsson, Head of Sustainability
Personnel expenses
Fixed remuneration	(1,191)	(1,124)	(1,139)
Other benefits	(30)	(12)	(10)
Pension fee	(435)	(379)	(366)
Total	(1,656)	(1,515)	(1,515)
Petra Konberg, Head Of Marketing & Business Development, from April 18, 2017
Personnel expenses
Fixed remuneration	(830)
Other benefits	(20)
Pension fee	(220)
Total	(1,070)
Per Jedefors, Chief Risk Officer (CRO), resigned with pension April 30, 2015
Personnel expenses
Fixed remuneration			(1,390)
Other benefits			(28)
Pension fee			(228)
Total			(1,646)
Jane Lundgren Ericsson, Head of Lending
Personnel expenses
Fixed remuneration	(2,410)	(2,355)	(2,286)
Other benefits	(98)	(81)	(50)
Pension fee	(720)	(616)	(606)
Total	(3,228)	(3,052)	(2,942)
Ingela Nachweij, Acting Chief Information Officer (CIO), from January 10
Personnel expenses
Fixed remuneration	(1,520)
Other benefits	(27)
Pension fee	(414)
Total	(1,961)
Sirpa Rusanen, Chief Human Resources Officer (CHRO)
Personnel expenses
Fixed remuneration	(1,415)	(1,360)	(1,266)
Other benefits	(105)	(91)	(85)
Pension fee	(536)	(487)	(473)
Total	(2,056)	(1,938)	(1,824)
Susanna Rystedt, Chief Administrative Officer (CAO)
Personnel expenses
Fixed remuneration	(2,191)	(2,164)	(2,055)
Other benefits	(112)	(41)	(91)
Pension fee	(720)	(676)	(642)
Total	(3,023)	(2,881)	(2,788)
Edvard Unsgaard, Head of Communication, resigned April 18, 2017
Personnel expenses
Fixed remuneration	(314)	(995)	(1,000)
Other benefits	(8)	(11)	(11)
Pension fee	(102)	(333)	(297)
Total	SEK (424)	SEK (1,339)	SEK (1,308)
Senior Executives
Personnel expenses
Retirement age	65 years
Percentage of pension fee on fixed salary	30.00%
Number of new employees appointed | item	3